Weighted Average Assumptions - Stock Options (Details) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term	10 years 0 months 0 days	10 years 0 months 0 days	10 years 0 months 0 days
Expected Dividend Yield	1.45%	1.70%	1.50%
Expected Volatility	24.06%	39.27%	38.98%
Risk Free Interest Rate	1.86%	3.36%	3.70%
Fair Value of Options Granted	$ 2.96	$ 4.04	$ 2.55